American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2023

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.1%
Focused Dynamic Growth Fund Investor Class(2)	915,429	36,360,833
Focused Large Cap Value Fund Investor Class	11,311,366	112,434,983
Growth Fund Investor Class	1,447,385	59,777,017
Heritage Fund Investor Class(2)	3,243,865	63,287,801
Mid Cap Value Fund Investor Class	3,934,812	61,540,461
Small Cap Growth Fund Investor Class(2)	802,624	13,829,210
Small Cap Value Fund Investor Class	1,398,672	12,588,049
Sustainable Equity Fund Investor Class	2,791,999	116,258,833
		476,077,187
International Equity Funds — 25.8%
Emerging Markets Fund Investor Class	4,874,461	47,331,019
Global Real Estate Fund Investor Class(2)	767,855	8,922,476
International Growth Fund Investor Class(2)	6,013,987	73,009,807
International Small-Mid Cap Fund Investor Class(2)	2,406,908	22,769,354
International Value Fund Investor Class	5,107,141	40,754,985
Non-U.S. Intrinsic Value Fund Investor Class	3,508,673	34,455,166
		227,242,807
Domestic Fixed Income Funds — 15.5%
Core Plus Fund Investor Class	6,240,023	59,155,415
High Income Fund Investor Class	3,259,937	27,024,875
Inflation-Adjusted Bond Fund Investor Class	2,453,450	26,767,144
Short Duration Fund Investor Class	1,526,157	14,971,601
Short Duration Inflation Protection Bond Fund Investor Class	888,001	9,030,967
		136,950,002
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund Investor Class	1,550,916	13,694,589
Global Bond Fund Investor Class	3,111,805	26,792,641
		40,487,230
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $771,935,664)		880,757,226
OTHER ASSETS AND LIABILITIES†		(5,021)
TOTAL NET ASSETS — 100.0%		$880,752,205

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$35,033	$3,302	$784	$(1,190)	$36,361	915	$(225)	—
Focused Large Cap Value Fund	113,629	6,970	8,548	384	112,435	11,311	(359)	$6,815
Growth Fund	55,954	4,729	1,390	484	59,777	1,447	(422)	1,034
Heritage Fund(3)	58,088	4,461	21	760	63,288	3,244	(5)	—
Mid Cap Value Fund	67,925	4,817	8,439	(2,763)	61,540	3,935	(439)	4,274
Small Cap Growth Fund(3)	21,443	390	12,033	4,029	13,829	803	(4,013)	—
Small Cap Value Fund	24,552	679	11,477	(1,166)	12,588	1,399	(544)	420
Sustainable Equity Fund	85,241	35,979	6,563	1,602	116,259	2,792	951	689
Emerging Markets Fund	45,322	5,277	1,936	(1,332)	47,331	4,874	(595)	1,046
Global Real Estate Fund(3)	8,737	993	—	(808)	8,922	768	—	—
International Growth Fund(3)	61,592	7,101	2,152	6,469	73,010	6,014	(564)	—
International Small-Mid Cap Fund(3)	20,532	2,021	—	216	22,769	2,407	—	—
International Value Fund	36,269	1,135	690	4,041	40,755	5,107	(132)	939
Non-U.S. Intrinsic Value Fund	37,149	1,400	9,528	5,434	34,455	3,509	(967)	1,400
Core Plus Fund	69,971	23,527	37,347	3,004	59,155	6,240	(6,352)	1,923
High Income Fund	30,857	1,311	5,336	193	27,025	3,260	(857)	1,312
Inflation-Adjusted Bond Fund	30,496	1,277	2,731	(2,275)	26,767	2,453	(286)	1,277
Short Duration Fund	10,372	6,094	1,471	(23)	14,972	1,526	(101)	249
Short Duration Inflation Protection Bond Fund	10,760	435	1,580	(584)	9,031	888	(36)	435
Emerging Markets Debt Fund	14,002	414	1,126	405	13,695	1,551	(193)	414
Global Bond Fund	29,536	1,489	2,404	(1,828)	26,793	3,112	(344)	1,489
Equity Growth Fund	43,484	3,065	36,642	(9,907)	—	—	5,317	3,065
	$910,944	$116,866	$152,198	$5,145	$880,757	67,555	$(10,166)	$26,781
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.